JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.0%
Auto Components — 1.3%
LCI Industries (a)	963	88,490

Banks — 10.3%
BankUnited, Inc.	1,979	66,548
Cadence BanCorp	2,637	46,255
Commerce Bancshares, Inc. (a)	1,555	94,319
Cullen/Frost Bankers, Inc. (a)	666	59,014
First Financial Bancorp	2,778	67,997
First Hawaiian, Inc.	3,028	80,843
First Horizon National Corp.	4,381	70,975
IBERIABANK Corp.	893	67,427
Western Alliance Bancorp (a)	1,698	78,258
Wintrust Financial Corp.	1,143	73,863

		705,499

Beverages — 0.6%
Cott Corp. (a)	3,412	42,554

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	1,462	79,971

Capital Markets — 5.1%
Assetmark Financial Holdings, Inc. *	384	10,008
Eaton Vance Corp.	1,205	54,118
FactSet Research Systems, Inc. (a)	246	59,688
Focus Financial Partners, Inc., Class A *	1,890	44,980
Lazard Ltd., Class A	1,821	63,724
Moelis & Co., Class A (a)	1,631	53,592
Morningstar, Inc.	421	61,514

		347,624

Chemicals — 3.5%
GCP Applied Technologies, Inc. *	2,632	50,659
PQ Group Holdings, Inc. *	3,794	60,484
Quaker Chemical Corp. (a)	506	79,962
Valvoline, Inc.	2,234	49,225

		240,330

Commercial Services & Supplies — 6.3%
Advanced Disposal Services, Inc. *	1,691	55,078
Brady Corp., Class A (a)	1,665	88,327
BrightView Holdings, Inc. * (a)	1,510	25,889
Herman Miller, Inc.	246	11,316
IAA, Inc. *	1,735	72,414
KAR Auction Services, Inc. (a)	1,819	44,655
MSA Safety, Inc. (a)	883	96,348
US Ecology, Inc. (a)	568	36,337

		430,364

Construction & Engineering — 1.1%
WillScot Corp. *	4,780	74,472

Containers & Packaging — 3.5%
AptarGroup, Inc.	1,445	171,161
Crown Holdings, Inc. *	1,016	67,121

		238,282

Distributors — 2.6%
Pool Corp.	878	177,010

Diversified Consumer Services — 0.9%
ServiceMaster Global Holdings, Inc. *	1,149	64,215

Electric Utilities — 1.4%
Portland General Electric Co.	1,751	98,691

Electrical Equipment — 0.9%
Generac Holdings, Inc. * (a)	764	59,883

Electronic Equipment, Instruments & Components — 0.5%
nLight, Inc. * (a)	2,119	33,176

Energy Equipment & Services — 1.4%
Core Laboratories NV (a)	1,019	47,492
Patterson-UTI Energy, Inc.	5,719	48,896

		96,388

Entertainment — 1.4%
Cinemark Holdings, Inc.	2,554	98,701

Equity Real Estate Investment Trusts (REITs) — 6.1%
CubeSmart (a)	2,439	85,131
EastGroup Properties, Inc.	855	106,855
National Retail Properties, Inc. (a)	1,908	107,621
Outfront Media, Inc.	1,918	53,296
RLJ Lodging Trust	3,642	61,884

		414,787

Food & Staples Retailing — 3.5%
BJ’s Wholesale Club Holdings, Inc. * (a)	2,714	70,222
Performance Food Group Co. *	3,625	166,778

		237,000

Health Care Equipment & Supplies — 2.9%
Envista Holdings Corp. * (a)	711	19,828
ICU Medical, Inc. *	366	58,392
West Pharmaceutical Services, Inc.	871	123,463

		201,683

Health Care Providers & Services — 4.0%
Encompass Health Corp. (a)	1,623	102,691
HealthEquity, Inc. *	731	41,778
Molina Healthcare, Inc. *	728	79,845
Premier, Inc., Class A * (a)	1,647	47,625

		271,939

Health Care Technology — 0.6%
Medidata Solutions, Inc. *	495	45,263

Hotels, Restaurants & Leisure — 0.3%
Monarch Casino & Resort, Inc. *	509	21,241

Insurance — 2.6%
Kinsale Capital Group, Inc.	859	88,766
RLI Corp. (a)	942	87,518

		176,284

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.5%
GrubHub, Inc. * (a)	622	34,983

IT Services — 0.9%
CoreLogic, Inc. *	1,298	60,042

Leisure Products — 2.2%
Acushnet Holdings Corp.	1,801	47,559
Brunswick Corp. (a)	1,915	99,814
Malibu Boats, Inc., Class A *	113	3,459

		150,832

Life Sciences Tools & Services — 0.9%
Syneos Health, Inc. *	1,174	62,482

Machinery — 9.6%
Altra Industrial Motion Corp.	2,177	60,292
Douglas Dynamics, Inc.	996	44,386
Gates Industrial Corp. plc * (a)	4,343	43,734
Lincoln Electric Holdings, Inc. (a)	1,132	98,195
RBC Bearings, Inc. * (a)	621	103,057
Toro Co. (The) (a)	2,406	176,350
Welbilt, Inc. * (a)	2,736	46,125
Woodward, Inc.	772	83,209

		655,348

Media — 0.4%
EW Scripps Co. (The), Class A	1,895	25,171

Multi-Utilities — 1.5%
NorthWestern Corp.	1,353	101,529

Oil, Gas & Consumable Fuels — 0.4%
Cimarex Energy Co.	530	25,415

Pharmaceuticals — 2.1%
Catalent, Inc. *	2,280	108,667
Prestige Consumer Healthcare, Inc. * (a)	1,135	39,374

		148,041

Real Estate Management & Development — 1.1%
Cushman & Wakefield plc * (a)	3,945	73,102

Road & Rail — 2.0%
Knight-Swift Transportation Holdings, Inc. (a)	2,023	73,452
Landstar System, Inc. (a)	587	66,089

		139,541

Semiconductors & Semiconductor Equipment — 2.1%
Cabot Microelectronics Corp.	662	93,458
Power Integrations, Inc.	534	48,279

		141,737

Software — 7.5%
Aspen Technology, Inc. *	580	71,404
Blackbaud, Inc. (a)	763	68,897
Cision Ltd. *	5,285	40,645
Cornerstone OnDemand, Inc. *	995	54,566
Envestnet, Inc. * (a)	389	22,067
Guidewire Software, Inc. * (a)	635	66,878
Medallia, Inc. * (a)	279	7,662
Q2 Holdings, Inc. * (a)	998	78,676
SailPoint Technologies Holding, Inc. * (a)	1,380	25,799
Tyler Technologies, Inc. *	284	74,672

		511,266

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. (a)	583	53,197

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	1,242	70,546

TOTAL COMMON STOCKS (Cost $4,760,407)		6,497,079

EXCHANGE-TRADED FUNDS — 0.4%
U.S. Equity — 0.4%
iShares Russell 2000 ETF (Cost $30,136) (a)	196	29,640

SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 4.6%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $312,332)	312,238	312,332

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	268,012	268,012
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	50,308	50,308

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $318,334)		318,320

Total Investments — 104.7% (Cost $5,421,209)		7,157,371
Liabilities in Excess of Other Assets — (4.7)%		(320,377)

Net Assets — 100.0%		6,836,994

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $312,331,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,157,371	$—	$—	$7,157,371

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$254,743	$707,962	$650,332	$(16)	$(25)	$312,332	312,238	$1,818	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	177,054	327,000	236,000	(12)	(30)	268,012	268,012	1,305	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	39,120	294,695	283,507	—	—	50,308	50,308	233	—

Total	$470,917	$1,329,657	$1,169,839	$(28)	$(55)	$630,652		$3,356	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.